SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Feb. 28, 2013	Nov. 30, 2009 EES LLC [Member]	Dec. 31, 2012 EES LLC [Member]	Oct. 31, 2009 EES LLC [Member]	Jul. 31, 2013 ETI [Member]	May 31, 2013 ETI [Member]	Dec. 31, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Amortization expense, patents	$ 3,981	$ 4,470	$ 3,981	$ 3,752
Restricted cash		25,000			25,000
Restricted cash, compensating balance		378,809
Deferred revenue
Research and development costs	247,107	28,290	247,107	163,328
Advertising costs	20,571	181,269	20,571	21,943
Ownership interest in FNES								52.60%	52.60%				31.00%	31.00%
Restricted escrows						$ 3,000,000
Percentage of equity interest sold										8.00%	12.00%		20.00%
Percentage of parent ownership before transaction										39.10%	52.60%
Percentage of parent ownership subsequent to transaction							52.60%			30.60%	39.10%
Additional interest option, percentage										12.00%	8.00%	12.00%
Additional interest transferred to board member										0.50%	1.50%			31.00%
Property and equipment, estimated useful lives															3 years	3 years	7 years	7 years